SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Gain on transactions with bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Gain on transactions with bonds	$ 1,569	$ 0	$ 0